Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025

Note 10 – Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025

On June 3, 2025, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company had not regained compliance with the minimum 400 public holders requirement under Nasdaq Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”) by May 28, 2025. Accordingly, unless the Company requests an appeal of the determination by June 10, 2025, the Listing Qualifications Department (the “Staff”) has determined that (i) the Company’s securities will be scheduled for delisting from Nasdaq, (ii) trading of the Company’s ordinary shares, warrants, rights and units will be suspended at the opening of business on June 12, 2025 and (iii) a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on Nasdaq. The Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. There can be no assurance that the Panel will grant the Company a compliance period or that the Company will ultimately meet all applicable requirements for continued listing on The Nasdaq Capital Market. The Company intends to provide a plan to regain compliance to the Panel.

On June 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from June 4, 2025 to July 4, 2025.

Subsequent to the Form 10-Q filed on May 20, 2025, and through the date of this filing, the Company has borrowed an additional $75,000 from HCYC, consisting of $25,000 to support its working capital needs and $50,000 to fund business combination extension payment.

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On April 17, 2025, the Company received a letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that, for the last 30 consecutive business days, the Minimum Value of Listed Securities (MVLS) of the Company’s ordinary shares, $0.00001 par value per share, has been below the minimum of $50 million required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “Minimum Market Value of Listed Securities Requirement”). The notice stated that the Company has been provided a compliance period of 180 calendar days from receipt of letters, or until October 14, 2025 (the “Compliance Period”) to regain compliance. In order to regain compliance, the MVLS of the Company’s securities must be at least $50 million for a minimum of ten consecutive business days. If the Company does not regain compliance within the 180-day period, the securities will be subject to delisting.

On April 30, 2025, Jichuan Yang resigned as chief financial officer and director of the Company, effective April 30, 2025. Mr. Yang’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

On May 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from May 4, 2025 to June 4, 2025.

On May 6, 2025, Ms. Shan Yingxuan was appointed by the board of directors of the Company as chief financial officer and a director of the Company. Ms. Shan was appointed to serve as a Class III director with a term expiring on the Company’s third annual meeting of shareholders.

On June 3, 2025, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company had not regained compliance with the minimum 400 public holders requirement under Nasdaq Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”) by May 28, 2025. Accordingly, unless the Company requests an appeal of the determination by June 10, 2025, the Listing Qualifications Department (the “Staff”) has determined that (i) the Company’s securities will be scheduled for delisting from Nasdaq, (ii) trading of the Company’s ordinary shares, warrants, rights and units will be suspended at the opening of business on June 12, 2025 and (iii) a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on Nasdaq. The Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. There can be no assurance that the Panel will grant the Company a compliance period or that the Company will ultimately meet all applicable requirements for continued listing on The Nasdaq Capital Market. The Company intends to provide a plan to regain compliance to the Panel.

On June 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from June 4, 2025 to July 4, 2025.

Subsequent to the Form 10-K filed on April 15, 2025, and through the date of this filing, the Company has borrowed an additional $185,625 from HCYC, consisting of $135,625 to support its working capital needs and $50,000 to fund business combination extension payment.